Capital and reserves (Details) $ / shares in Units, $ in Millions								1 Months Ended	12 Months Ended
	Dec. 03, 2020	Dec. 01, 2020 CHF (SFr) shares	May 15, 2019	Jan. 24, 2019	Dec. 11, 2018	May 02, 2018	Jan. 30, 2018	Apr. 23, 2020	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Jul. 17, 2018	Dec. 01, 2020 $ / shares
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Securities purchase agreements description	the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of $4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.
Conversion amount | SFr		SFr 895,455
Conversion shares		737,000
Conversion price | $ / shares												$ 1.35
Description of purchase agreement								Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. In 2020, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1.1 million. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 587,500 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement. The Purchase Agreement replaced the Purchase Agreement that we entered into with LPC on October 10, 2017 (the “2017 Commitment Purchase Agreement”), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares, and prior to its termination, we had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of $1.8 million to LPC under the 2017 Commitment Purchase Agreement.
Description of public offering			the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.01 per common share and for the warrants CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 1,263,845 warrants were exercised, leaving 897,435 warrants outstanding as of December 31, 2020. These remaining warrants were exercised in March 2021.								the Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). As of December 31, 2019, the exercise price for the Series A Warrants was CHF 7.80 per common share and the exercise price for the Series B Warrants was CHF 3.95 per common share (which exercise price was automatically adjusted due to the May 2019 Registered Offering). Since the July 2018 Registered Offering, certain Series A warrant holders exercised their warrant shares to purchase 145,226 common shares of the Company and certain Series B warrant holders exercised warrant shares to purchase 143,221 common shares. On June 30, 2020, the Series B warrants expired without further warrants being exercised. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us. The Company had transaction costs amounting to CHF 851,692. The transaction costs were recorded as CHF 742,833 in equity for the issuance of common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.
Offering price | $										$ 25.0
Sale of common stock									1,628,827	1,628,827
Common shares for an aggregate									1,758,618	1,758,618
Aggregate offering price | $										$ 3.2
Sale of stock									98,954	98,954
Aggregate offering price | $										$ 978,415.0
Transaction costs | SFr									SFr 71,161
Commitment purchase agreement, description					On November 27, 2018 and December 11, 2018, the Company entered into purchase agreements with FiveT Capital AG, providing for the issuance and sale by us of an aggregate of 165,750 of its common shares for an aggregate purchase price of CHF 1.6 million in two separate registered direct offerings.	the compnay entered into a purchase agreement (the “2018 Commitment Purchase Agreement”) and a registration rights agreement (the “2018 Registration Rights Agreement”) with Lincoln Park Capital LLC (“LPC”). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of the date of these consolidated financial statements, the Company has issued an aggregate of 89,880 common shares for aggregate proceeds of CHF 286,450 to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement (as defined below), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement. The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 was recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss. During the financial year 2019, the Company had sold 89,880 of its common shares for an aggregate offering price of $ 286,450. The related transaction costs of CHF 2,859 were charged to equity.
Description of Memorandum of Continuance				The Company’s Memorandum of Continuance and the Bye-laws that were adopted at an extraordinary meeting of shareholders held on March 8, 2019 provided for an authorized share capital of 200,000,000 common shares and 20,000,000 preference shares. Following a reverse share split at a ratio of 20-for-1 on May 1, 2019, a decision by the annual general meeting of shareholders on June 4, 2020 to increase the authorized share capital and the reduction of the par value of June 30, 2020, our authorized share capital consists of 25,000,000 common shares, par value CHF 0.01 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.			the Company completed a public offering of 62,499 common shares and concurrent offering of warrants, each warrant entitling its holder to purchase 0.6 common shares (the “January 2018 Registered Offering”). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of December 31, 2020, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 37,501 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of $100.00 per common share. As of December 31, 2019 the outstanding warrants were exercisable for up to 37,501 common shares at an exercise price of $100.00 per common share. The Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 in equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.